Federated California Municipal Income Fund
Class A Shares
Class B Shares

Federated North Carolina Municipal Income Fund
Class A Shares

(Portfolios of Federated Municipal Securities Income Trust)

Supplement to Prospectuses dated October 31, 2008
A special meeting of the shareholders of Federated California Municipal Income Fund (the “Federated California Fund”) and Federated North Carolina Municipal Income Fund (the “Federated North Carolina Fund”) will be held at 4000 Ericsson Drive, Warrendale, Pennsylvania 15086-7561, at 2:00 p.m. (Eastern Time), on November 20, 2009, for the following purposes:

1.
For shareholders of the Federated California Fund, to approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Municipal Securities Fund, Inc. (the “Federated Municipal Fund”) would acquire the assets of the Federated California Fund in exchange for Class A Shares and Class B Shares of the Federated Municipal Fund to be distributed pro rata by the Federated California Fund to shareholders of its Class A Shares and Class B Shares, respectively, in complete liquidation and dissolution/termination of the Federated California Fund; and

2.
For shareholders of the Federated North Carolina Fund, to approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which the Federated Municipal Fund would acquire the assets of the Federated North Carolina Fund in exchange for Class A Shares of the Federated Municipal Fund to be distributed pro rata by the Federated North Carolina Fund to shareholders of its Class A Shares in complete liquidation and dissolution/termination of the Federated North Carolina Fund; and

3.
For shareholders of the Federated California Fund and/or the Federated North Carolina Fund, as applicable, to transact such other business as may properly come before the special meeting or any adjournment thereof.

October 6, 2009

Federated California Municipal Income Fund
Federated North Carolina Municipal Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor

Cusip 313923104
Cusip 313923203
Cusip 313923500

41062 (10/09)